SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

a.	Basis of Presentation - The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Revenue Recognition

b.	Revenue Recognition - The Company’s revenue is derived primarily from the rental of units to its guests. The Company recognizes revenue when obligations under the terms of a contract are satisfied and control over the promised goods and services is transferred to the guest. For the majority of revenue, this occurs when the guest occupies the unit for the agreed upon length of time and receives any services that may be included with their stay. Revenue is measured as the amount of consideration it expects to receive in exchange for the promised goods and services. The Company recognizes any refunds and allowances as a reduction of rental income in the consolidated statements of operations.

The Company accounts for revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606 which was adopted at the beginning of fiscal year 2018 using the modified retrospective method. The Company did not recognize any cumulative-effect adjustment to retained earnings upon adoption as the effect was immaterial.

Payment received for the future use of a rental unit is recognized as a liability and reported as rents received in advance on the balance sheets. Rents received in advance are recognized as revenue after the rental unit is occupied by the customer for the agreed upon length of time. The rents received in advance balance as of December 31, 2022 and December 31, 2021, was $2,566,504 and $1,819,943, respectively and is expected to be recognized as revenue within a one-year period.

Use of Estimates

c.	Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from those estimates.

Cash and Cash Equivalents

d.	Cash and Cash Equivalents - The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Company had $1,076,402 and no cash equivalents as of December 31, 2022 and 2021.

Fair Value of Financial Instruments

e.	Fair Value of Financial Instruments - The carrying amount of cash, processor retained funds, security deposits, accounts payable and accrued expenses, rents received in advance, and merchant cash advances approximate their fair values as of December 31, 2022 and December 31, 2021 because of their short term natures.

Advertising

f.	Advertising - Advertising and marketing costs are expensed as incurred. During the year ended December 31, 2022, and 2021, advertising and marketing costs incurred by the Company totaled $3,126 and $109,220, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

Commissions

g.	Commissions - The Company pays commissions to third-party sales channels to handle the marketing, reservations, collections, and other rental processes for most of the units. For the year ended December 31, 2022, and 2021, commissions were $6,549,422 and $1,719,724, respectively. These expenses are included in cost of revenue in the accompanying consolidated statement of operations.

Deferred Rent

h.	Deferred Rent - The Company has entered into several operating lease agreements, some of which contain provisions for future rent increases. In accordance with GAAP, the Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in long-term liabilities in the accompanying consolidated balance sheets. The Company adopted Topic 842 effective January 1, 2022. See note 4 for more details.

Income Taxes

i.	Income Taxes - In accordance with GAAP, the Company follows the guidance in FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in the Company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition and measurement of a tax position taken or expected to be taken in a tax return.

The Company is subject to income taxes in the jurisdictions in which it operates. The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry-forwards. A valuation allowance is recorded for deferred tax assets if it is more likely than not that the deferred tax assets will not be realized.

For the year ended December 31, 2022, the Company did not record a provision for income taxes as a result of a net loss for the period.

For 2021, the Company, which has been classified as a partnership for federal income tax purposes, is not subject to federal, state, and certain local income taxes and, accordingly, makes no provision for income taxes in its financial statements. The Company’s taxable income or loss is reportable by its stockholders. For 2022, the Company, converted into a C corporation.

Sales Tax

j.	Sales Tax - The majority of sales tax is collected from customers by our third-party sales channels and remitted to governmental authorities by these third-party sales channels. For any sales tax that is the Company’s responsibility to remit, the Company records the amounts collected as accrued expenses and relieves such liability upon remittance to the taxing authority. Rental income is presented net of any sales tax collected. As of December 31, 2022 and 2021, the Company accrued sales tax payable of approximately $229,371 and $296,000, respectively and it is included in accounts payable and accrued expenses in the consolidated balance sheet. The Company is in the process of filing for the Voluntary Disclosure and Compliance Program with any taxing authority to avoid any potential penalties where the Company has been delinquent in filing returns.

Paycheck Protection Program Loan (“PPP”)

k.	Paycheck Protection Program Loan (“PPP”) - As disclosed in Note 3, the Company has chosen to account for the loan under FASB ASC 470, Debt. Repayment amounts due within one year are recorded as current liabilities, and the remaining amounts due in more than one year, if any, as other liabilities. In accordance with ASC 835, Interest, no imputed interest is recorded as the below market interest rate applied to this loan is governmentally prescribed. If the Company is successful in receiving forgiveness for those portions of the loan used for qualifying expenses, those amounts will be recorded as a gain upon extinguishment as noted in ASC 405, Liabilities.

Earnings Per Share (“EPS”)
l.	Earnings Per Share (“EPS”) - The Company has incurred a net loss for 2022 and as such, basic and diluted shares and weighted average shares outstanding are the same.

Liquidity

m.	Liquidity - The accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation as a going concern. As reflected in the accompanying statement of operations, for the year ended December 31, 2022, the Company had a net loss of $9,390,353. In addition, the Company has also sustained significant losses in prior years. Our working capital deficit as of December 31, 2022, was $13,892,020. We have renegotiated with our creditors prior to and subsequent to year end and we have completed our business shift from apartments to hotels we believe we will achieve cash flow positive results in 2023. The Company believes cash on hand and Treasury Bills as well as anticipated cash flow from operations will be sufficient to fund operations for the twelve months post this filing.